Consolidated Statements of Total Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive(loss) income	Treasury stock	Total parent shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2011		$ 3,349.0	[1]	$ 102.8	$ 1,472.8	$ 2,374.6	$ (42.3)	$ (574.5)	$ 3,333.4	$ 15.6
Balance, shares at Dec. 31, 2011				102.8
Comprehensive Income:
Net income		485.6	[1]			483.1			483.1	2.5
Foreign currency translation		28.1	[1]				27.9		27.9	0.2
Pension liability		(26.1)	[1]				(26.1)		(26.1)
Comprehensive income		487.6	[1]						484.9	2.7
Common stock incentives	[2]	20.7	[1]					20.7	20.7
Cash dividends declared		(185.2)	[1]			(185.2)			(185.2)
Common stock issuance, net		104.8	[1]		(143.5)			248.3	104.8
Dividends paid to non-controlling interest on subsidiary shares		(0.8)	[1]							(0.8)
Balance at Dec. 31, 2012		3,776.1	[1]	102.8	1,329.3	2,672.5	(40.5)	(305.5)	3,758.6	17.5
Balance, shares at Dec. 31, 2012				102.8
Comprehensive Income:
Net income		489.9	[1]			485.8			485.8	4.1
Foreign currency translation		(17.4)	[1]				(17.8)		(17.8)	0.4
Pension liability		58.8	[1]				58.8		58.8
Comprehensive income		531.3	[1]						526.8	4.5
Common stock incentives	[2]	36.2	[1]					36.2	36.2
Cash dividends declared		(192.4)	[1]			(192.4)			(192.4)
Repurchased shares		(147.9)	[1]					(147.9)	(147.9)
Dividends paid to non-controlling interest on subsidiary shares		(3.3)	[1]							(3.3)
Investment in subsidiary by non-controlling interest		0.4	[1]							0.4
Balance at Dec. 31, 2013		4,000.4	[1]	102.8	1,329.3	2,965.9	0.5	(417.2)	3,981.3	19.1
Balance, shares at Dec. 31, 2013		102.8		102.8
Comprehensive Income:
Net income		469.0	[1]			467.8			467.8	1.2
Foreign currency translation		(204.9)	[1]				(204.5)		(204.5)	(0.4)
Pension liability		(49.0)	[1]				(49.0)		(49.0)
Comprehensive income		215.1	[1]						214.3	0.8
Common stock incentives	[2]	41.2	[1]					41.2	41.2
Cash dividends declared		(193.7)	[1]			(193.7)			(193.7)
Repurchased shares		(616.0)	[1]					(616.0)	(616.0)
Dividends paid to non-controlling interest on subsidiary shares		(4.9)	[1]							(4.9)
Balance at Dec. 31, 2014		$ 3,442.1	[1]	$ 102.8	$ 1,329.3	$ 3,240.0	$ (253.0)	$ (992.0)	$ 3,427.1	$ 15.0
Balance, shares at Dec. 31, 2014		102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable.
[2]	See Notes 1 and 15 for further details - includes tax effects.